Prepaid Expenses and Other Assets	12 Months Ended
Jun. 30, 2026
Prepaid Expenses and Other Assets [Abstract]
PREPAID EXPENSES AND OTHER ASSETS

7. PREPAID EXPENSES AND OTHER ASSETS

Prepaid expenses and other current assets

Prepaid expenses and other current assets consist of the following:

	As of June 30,
	2026	2025
	USD	USD
Value added tax recoverable	363,287	318,453
Deposits	159,170	151,318
Prepaid expenses	4,938	107,067
Payment on behalf of others	2,345	1,536
Others	703	2,795
Prepaid expenses and other current assets	530,443	581,169

Other receivables, non-current

On June 1, 2026, DSY HK reached an agreement with a third-party individual to lend a total of $1,350,000, with the maturity of two years and an interest rate of 3% per annum, for the daily operation of his company. As of June 30, 2026, the Group has paid $450,000, while the remaining was paid as of July 27, 2026. The Group is pursuing collection of this amount, and $875,039 has been collected as of the issuance date of the consolidated financial statements.